LEASES - Right-of-use Assets, Depreciation and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,056	$ 880
Right of-use assets:
Right-of-use assets	1,210	1,072
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	203	190
Other lease related expenses:
Interest expense on lease liabilities	34	33
Expenses of short-term leases	96	79
Expenses of leases of low-value assets	71	65
Expenses related to variable lease payments not included in the measurement of lease liabilities	87	86
Additions to right-of-use assets	418	313
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	185	199
Land, buildings and Improvements
Right of-use assets:
Right-of-use assets	854	729
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	133	120
Machinery, equipment and others
Right of-use assets:
Right-of-use assets	356	343
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	$ 70	$ 70